Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–76.34%
Australia–1.79%
ANZ Group Holdings Ltd.	462	$8,724
BHP Group Ltd.	6,365	156,323
Commonwealth Bank of Australia	154	15,197
Fortescue Ltd.	3,086	36,141
Glencore PLC(a)	16,861	72,847
Goodman Group	1,596	35,591
National Australia Bank Ltd.	463	11,409
Rio Tinto Ltd.	1,020	73,461
Rio Tinto PLC	1,628	98,041
Telstra Group Ltd.	5,904	14,414
Wesfarmers Ltd.	583	27,462
Westpac Banking Corp.	559	11,599
Woolworths Group Ltd.	1,506	28,315
		589,524
Belgium–0.47%
Anheuser-Busch InBev S.A./N.V.	1,263	62,236
KBC Group N.V.	97	7,441
UCB S.A.	437	85,020
		154,697
Brazil–1.41%
Ambev S.A.	11,900	22,602
Banco Bradesco S.A., Preference Shares	29,400	60,822
Banco do Brasil S.A.	3,700	17,525
Banco Santander Brasil S.A., Series CPO	4,400	19,545
BB Seguridade Participacoes S.A.	1,100	7,254
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	900	14,564
Petroleo Brasileiro S.A., Preference Shares	17,500	112,863
Rede D’Or Sao Luiz S.A.(b)	2,100	10,044
Telefonica Brasil S.A.	700	6,213
Vale S.A.	11,500	106,596
WEG S.A.	9,200	86,647
		464,675
Chile–0.20%
Banco de Chile	147,182	18,221
Cencosud S.A.	5,564	14,176
Falabella S.A.	9,159	34,687
		67,084
China–12.52%
Agricultural Bank of China Ltd., H Shares	34,000	18,726
Alibaba Group Holding Ltd.	37,700	462,446
Aluminum Corp. of China Ltd., H Shares	14,000	9,011
Anhui Conch Cement Co. Ltd., H Shares	3,000	8,088
ANTA Sports Products Ltd.	1,400	14,895
Baidu, Inc., A Shares(a)	2,350	26,570
Bank of China Ltd., H Shares	422,000	218,312
Bank of Communications Co. Ltd., H Shares	70,000	56,627
Shares		Value
China–(continued)
BOC Hong Kong (Holdings) Ltd.	8,000	$26,006
BYD Co. Ltd., H Shares	7,000	245,982
China CITIC Bank Corp. Ltd., H Shares	48,000	34,285
China Coal Energy Co. Ltd., H Shares	7,000	8,046
China Construction Bank Corp., H Shares	427,000	347,456
China Feihe Ltd.(b)	10,000	6,883
China Galaxy Securities Co. Ltd., H Shares	14,000	12,753
China Hongqiao Group Ltd.	72,500	121,881
China International Capital Corp. Ltd., H Shares(b)	3,200	5,327
China Life Insurance Co. Ltd., H Shares	12,000	22,277
China Mengniu Dairy Co. Ltd.	2,000	4,009
China Merchants Bank Co. Ltd., H Shares	10,500	57,751
China Merchants Port Holdings Co. Ltd.	4,000	6,802
China Minsheng Banking Corp. Ltd., H Shares	30,500	14,551
China Overseas Land & Investment Ltd.	11,500	18,329
China Pacific Insurance (Group) Co. Ltd., H Shares	21,400	63,746
China Petroleum & Chemical Corp., H Shares	44,000	24,064
China Resources Gas Group Ltd.	1,600	5,439
China Resources Land Ltd.	3,000	9,132
China Resources Mixc Lifestyle Services Ltd.(b)	1,400	5,301
China Resources Power Holdings Co. Ltd.	4,000	8,896
China Taiping Insurance Holdings Co. Ltd.	14,200	21,197
China Tower Corp. Ltd., H Shares(b)	96,000	13,828
CITIC Ltd.	15,000	16,994
CITIC Securities Co. Ltd., H Shares	3,000	8,174
CMOC Group Ltd., H Shares	12,000	8,865
COSCO SHIPPING Holdings Co. Ltd., H Shares	7,000	10,506
CSPC Pharmaceutical Group Ltd.	10,640	6,134
Full Truck Alliance Co. Ltd., ADR	1,676	18,872
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	800	5,402
Geely Automobile Holdings Ltd.	17,000	31,474
Great Wall Motor Co. Ltd.	9,000	14,708
Haidilao International Holding Ltd.(b)	3,000	5,628
Haier Smart Home Co. Ltd., H Shares	5,200	17,199
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,000	9,206
Huatai Securities Co. Ltd., H Shares(b)	3,000	5,166
Industrial & Commercial Bank of China Ltd., H Shares	360,000	245,043
Innovent Biologics, Inc.(a)(b)	1,500	6,383
JD Logistics, Inc.(a)(b)	16,300	28,068
JD.com, Inc., A Shares	16,316	331,881
KE Holdings, Inc., ADR	3,620	63,097
Kingsoft Corp. Ltd.	1,600	8,089
Kunlun Energy Co. Ltd.	6,000	5,729
Lenovo Group Ltd.	12,000	14,473
Li Auto, Inc., A Shares(a)	1,300	15,301
Meituan, B Shares(a)(b)	15,500	295,004
MINISO Group Holding Ltd., ADR	271	6,230
NetEase, Inc.	1,600	32,888
New China Life Insurance Co. Ltd., H Shares	5,700	17,839
New Oriental Education & Technology Group, Inc.	1,400	6,820
NXP Semiconductors N.V.	316	65,902
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
PDD Holdings, Inc., ADR(a)	656	$73,413
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	14,000	7,165
PetroChina Co. Ltd., H Shares	18,000	13,762
PICC Property & Casualty Co. Ltd., H Shares	4,000	6,499
Ping An Insurance (Group) Co. of China Ltd., H Shares	21,500	121,060
Postal Savings Bank of China Co. Ltd., H Shares(b)	21,000	12,537
Silergy Corp.	1,000	11,620
Sino Biopharmaceutical Ltd.	34,000	12,360
SITC International Holdings Co. Ltd.	6,000	14,269
Tencent Holdings Ltd.	8,600	452,491
Tencent Music Entertainment Group, ADR	1,725	20,665
Tingyi Cayman Islands Holding Corp.	6,000	9,148
Trip.com Group Ltd.(a)	1,050	73,746
Vipshop Holdings Ltd., ADR	972	13,968
Want Want China Holdings Ltd.	21,000	12,834
XPeng, Inc.(a)	1,700	12,920
Yum China Holdings, Inc.	194	8,972
Zijin Mining Group Co. Ltd., H Shares	12,000	22,685
ZTO Express (Cayman), Inc., ADR	1,774	33,103
		4,132,908
Colombia–0.05%
Bancolombia S.A., Preference Shares	1,675	16,491
Denmark–1.02%
A.P. Moller - Maersk A/S, Class B	24	35,445
Danske Bank A/S	705	21,050
DSV A/S	170	33,866
Genmab A/S(a)	121	23,783
Novo Nordisk A/S, Class B	2,575	217,393
Vestas Wind Systems A/S(a)	438	6,025
		337,562
Finland–0.28%
Kone OYJ, Class B	170	8,799
Nokia OYJ	9,986	47,089
Nordea Bank Abp	2,189	26,036
UPM-Kymmene OYJ	340	10,027
		91,951
France–3.84%
AXA S.A.	923	35,016
BNP Paribas S.A.	2,648	180,884
Capgemini SE	146	26,531
Cie de Saint-Gobain S.A.	1,069	100,244
Cie Generale des Etablissements Michelin S.C.A.	680	23,648
Credit Agricole S.A.	2,478	37,305
Danone S.A.	826	57,857
ENGIE S.A.	5,782	95,449
EssilorLuxottica S.A.	243	66,693
Kering S.A.	170	44,504
Legrand S.A.	535	54,545
L’Oreal S.A.	243	90,161
Orange S.A.	4,325	46,513
Safran S.A.	170	42,142
Schneider Electric SE	340	86,232
Societe Generale S.A.	901	29,165
STMicroelectronics N.V.	753	16,831
Shares		Value
France–(continued)
Thales S.A.	49	$7,932
TotalEnergies SE	1,555	90,085
Vinci S.A.	1,263	136,673
		1,268,410
Germany–5.34%
adidas AG	243	64,069
Allianz SE	437	142,491
BASF SE	695	33,483
Bayer AG	1,190	26,628
Bayerische Motoren Werke AG	607	49,294
Deutsche Bank AG	3,596	70,384
Deutsche Boerse AG	73	18,034
Deutsche Post AG	1,287	46,336
Deutsche Telekom AG	8,698	291,809
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	97	6,176
E.ON SE	7,872	93,242
Hannover Rueck SE	24	6,324
Henkel AG & Co. KGaA, Preference Shares	462	40,371
Infineon Technologies AG	632	20,779
Mercedes-Benz Group AG	850	51,714
Merck KGaA	73	11,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	121	65,586
RWE AG	705	21,847
SAP SE	1,263	348,050
Siemens AG	632	135,486
Siemens Energy AG, Class A(a)	2,308	137,320
Siemens Healthineers AG(b)	170	9,649
Volkswagen AG, Preference Shares	510	52,003
Vonovia SE	656	20,069
		1,762,163
Greece–0.16%
Eurobank Ergasias Services and Holdings S.A.	9,354	23,410
Hellenic Telecommunications Organization S.A.	788	11,916
National Bank of Greece S.A.	1,385	12,002
OPAP S.A.	364	6,244
		53,572
Hong Kong–1.06%
AIA Group Ltd.	17,000	119,512
CK Hutchison Holdings Ltd.	8,500	42,803
Hang Seng Bank Ltd.	1,000	12,531
Hong Kong Exchanges & Clearing Ltd.	600	23,484
Prudential PLC	3,280	27,296
Sun Hung Kai Properties Ltd.	10,000	89,393
Techtronic Industries Co. Ltd.	2,500	33,623
		348,642
Hungary–0.14%
OTP Bank Nyrt.	763	47,206
Indonesia–0.60%
PT Adaro Energy (Indonesia) Tbk	120,300	17,179
PT Amman Mineral Internasional Tbk(a)	24,000	11,056
PT Astra International Tbk	32,200	9,461
PT Bank Central Asia Tbk	167,900	96,992
PT Barito Renewables Energy Tbk	37,100	20,452
PT Kalbe Farma Tbk	66,100	5,126
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Indonesia–(continued)
PT Telkom Indonesia (Persero) Tbk	183,800	$29,601
PT United Tractors Tbk	5,600	8,545
		198,412
Italy–1.57%
Assicurazioni Generali S.p.A.	541	17,130
Enel S.p.A.	11,225	79,784
Ferrari N.V.(c)	172	73,794
Intesa Sanpaolo S.p.A.	24,296	105,161
Poste Italiane S.p.A.(b)	681	10,335
UniCredit S.p.A.	5,029	230,948
		517,152
Japan–9.44%
Asahi Group Holdings Ltd.	4,100	44,409
Astellas Pharma, Inc.	1,700	16,480
Bridgestone Corp.	1,000	35,871
Canon, Inc.	1,700	54,789
Central Japan Railway Co.	1,700	31,530
Chugai Pharmaceutical Co. Ltd.	900	38,804
Dai-ichi Life Holdings, Inc.	2,200	60,071
Daiichi Sankyo Co. Ltd.	1,000	27,880
Denso Corp.	2,900	40,132
FANUC Corp.	400	11,917
Fast Retailing Co. Ltd.	100	32,936
FUJIFILM Holdings Corp.	600	13,219
Fujitsu Ltd.	2,600	50,283
Hitachi Ltd.	13,100	329,339
Honda Motor Co. Ltd.	4,900	46,379
Hoya Corp.	200	26,857
ITOCHU Corp.	1,400	64,462
Japan Post Bank Co. Ltd.	1,200	12,413
Japan Post Holdings Co. Ltd.	1,300	13,577
Japan Tobacco, Inc.	2,100	53,499
Kao Corp.	600	23,791
KDDI Corp.	1,200	39,979
Komatsu Ltd.	700	21,114
Kyocera Corp.	1,800	18,684
LY Corp.	2,200	6,426
Mitsubishi Corp.	2,600	41,468
Mitsubishi Electric Corp.	1,400	22,947
Mitsubishi Estate Co. Ltd.	4,200	61,030
Mitsubishi UFJ Financial Group, Inc.	14,700	185,902
Mitsui & Co. Ltd.	2,700	53,438
Mitsui Fudosan Co. Ltd.	1,200	10,831
Mizuho Financial Group, Inc.	3,070	84,535
MS&AD Insurance Group Holdings, Inc.	2,100	43,541
Murata Manufacturing Co. Ltd.	1,900	29,851
Nidec Corp.	500	8,636
Nintendo Co. Ltd.	1,000	65,605
Nippon Telegraph & Telephone Corp.	55,100	54,243
Olympus Corp.	3,200	48,563
ORIX Corp.	1,500	31,684
Otsuka Holdings Co. Ltd.	1,300	67,882
Panasonic Holdings Corp.	4,800	48,978
Recruit Holdings Co. Ltd.	5,500	383,857
Renesas Electronics Corp.(a)	3,800	50,899
Seven & i Holdings Co. Ltd.	1,300	20,753
Shin-Etsu Chemical Co. Ltd.	1,300	40,303
Shares		Value
Japan–(continued)
SoftBank Corp.	10,500	$13,506
SoftBank Group Corp.	400	24,453
Sompo Holdings, Inc.	1,800	50,195
Sony Group Corp.	4,000	88,277
Sumitomo Corp.	1,900	41,192
Sumitomo Mitsui Financial Group, Inc.	6,400	157,716
Suzuki Motor Corp.	1,700	20,343
Takeda Pharmaceutical Co. Ltd.	1,238	33,302
Tokio Marine Holdings, Inc.	2,200	72,563
Toyota Industries Corp.	200	16,687
Toyota Motor Corp.	6,400	121,405
Unicharm Corp.	900	7,029
		3,116,455
Luxembourg–0.09%
ArcelorMittal S.A.	1,210	30,160
Malaysia–0.78%
CIMB Group Holdings Bhd.	33,100	59,419
IHH Healthcare Bhd.	11,700	18,784
Malayan Banking Bhd.	30,000	69,550
MISC Bhd.	6,800	11,030
Public Bank Bhd.	13,300	12,847
RHB Bank Bhd.	13,200	19,032
Telekom Malaysia Bhd.	10,200	15,060
Tenaga Nasional Bhd.	14,900	45,417
TIME dotCom Bhd.	7,100	7,395
		258,534
Mexico–0.69%
America Movil S.A.B. de C.V., Class B	50,700	35,403
Arca Continental S.A.B. de C.V.	1,600	14,623
CEMEX S.A.B. de C.V., Series CPO	10,000	5,936
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	4,500	38,253
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)	435	8,040
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,700	11,748
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	2,800	5,953
Grupo Mexico S.A.B. de C.V., Class B	17,900	87,755
Industrias Penoles S.A.B. de C.V.(a)	500	7,073
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,473	11,596
		226,380
Netherlands–2.23%
ASML Holding N.V.	389	287,768
EXOR N.V.	219	20,750
Heineken Holding N.V.	154	9,285
ING Groep N.V.	7,702	128,014
Koninklijke Ahold Delhaize N.V.	1,968	69,764
Koninklijke Philips N.V.(a)	3,353	92,416
Prosus N.V.(a)	1,482	56,609
Wolters Kluwer N.V.	389	70,667
		735,273
Peru–0.11%
Credicorp Ltd.	194	35,521
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Philippines–0.20%
Bank of the Philippine Islands	5,440	$10,837
BDO Unibank, Inc.	4,060	9,558
International Container Terminal Services, Inc.	6,320	37,736
Manila Electric Co.	1,240	9,505
		67,636
Poland–0.10%
Bank Polska Kasa Opieki S.A.	267	10,474
KGHM Polska Miedz S.A.	777	23,824
		34,298
Russia–0.00%
Sberbank of Russia PJSC(d)	9,800	0
Tatneft PJSC(d)	1,980	0
VTB Bank PJSC(a)(d)	1,943	0
		0
Singapore–1.33%
DBS Group Holdings Ltd.	1,500	49,098
Oversea-Chinese Banking Corp. Ltd.	4,400	56,121
Sea Ltd., ADR(a)	2,187	266,355
Singapore Telecommunications Ltd.	9,600	23,456
United Overseas Bank Ltd.	1,600	43,983
		439,013
South Africa–1.73%
Absa Group Ltd.	2,162	21,446
Anglo American PLC	2,187	64,038
Bid Corp. Ltd.	316	8,047
Capitec Bank Holdings Ltd.	729	116,071
Discovery Ltd.	1,652	15,990
FirstRand Ltd.	19,461	79,177
Gold Fields Ltd.	2,502	42,748
Impala Platinum Holdings Ltd.(a)	3,839	21,071
Naspers Ltd.	292	61,562
Nedbank Group Ltd.	3,158	46,463
Sanlam Ltd.	5,175	22,562
Shoprite Holdings Ltd.	1,725	26,331
Standard Bank Group Ltd.	3,839	44,752
		570,258
South Korea–1.02%
Celltrion, Inc.	6	738
KB Financial Group, Inc.	510	31,952
LG Energy Solution Ltd.(a)	24	5,778
NAVER Corp.(a)	73	10,810
Samsung Biologics Co. Ltd.(a)(b)	49	36,240
Samsung C&T Corp.	121	9,919
Samsung Electronics Co. Ltd.	3,912	139,712
Samsung SDI Co. Ltd.	49	7,425
Shinhan Financial Group Co. Ltd.	777	27,066
SK hynix, Inc.	486	65,430
		335,070
Spain–2.24%
Aena SME S.A.(b)	74	15,937
Amadeus IT Group S.A.	559	40,906
Banco Bilbao Vizcaya Argentaria S.A.	8,261	94,051
Banco Santander S.A.	37,561	192,481
CaixaBank S.A.	2,867	17,355
Endesa S.A.	583	12,907
Shares		Value
Spain–(continued)
Iberdrola S.A.	10,787	$152,437
Industria de Diseno Textil S.A.	2,114	114,749
Repsol S.A.	3,785	43,989
Telefonica S.A.	13,727	55,928
		740,740
Sweden–1.38%
Assa Abloy AB, Class B	729	22,334
Atlas Copco AB, Class A	1,628	27,197
EQT AB	292	9,534
Essity AB, Class B	535	13,549
H & M Hennes & Mauritz AB, Class B	850	11,324
Hexagon AB, Class B	1,555	18,003
Investor AB, Class B	2,551	72,643
Sandvik AB	923	19,044
Skandinaviska Enskilda Banken AB, Class A	1,288	18,257
Spotify Technology S.A.(a)	267	146,463
Svenska Handelsbanken AB, Class A	1,263	13,973
Swedbank AB, Class A	850	18,508
Telefonaktiebolaget LM Ericsson, Class B	8,406	63,296
		454,125
Switzerland–2.71%
ABB Ltd.	2,041	111,137
DSM-Firmenich AG	632	64,520
Geberit AG	49	27,331
Givaudan S.A.	5	21,839
Kuehne + Nagel International AG, Class R(a)	24	5,453
Lonza Group AG	73	46,289
Nestle S.A.	1,416	120,276
Partners Group Holding AG	24	36,460
Schindler Holding AG, PC	24	6,935
Straumann Holding AG(a)	51	7,233
Swisscom AG	49	27,574
UBS Group AG(a)	9,373	330,487
Zurich Insurance Group AG	146	88,471
		894,005
Taiwan–9.31%
Advantech Co. Ltd.	1,000	11,449
ASE Technology Holding Co. Ltd., ADR	4,082	41,432
Asia Cement Corp.	4,000	4,980
Asia Vital Components Co. Ltd.(a)	1,000	16,837
Asustek Computer, Inc.	2,000	36,405
Catcher Technology Co. Ltd.	4,000	24,023
Cathay Financial Holding Co. Ltd.	46,000	92,749
Chailease Holding Co. Ltd.	2,000	6,979
Chang Hwa Commercial Bank Ltd.	10,320	5,699
China Steel Corp.	21,000	12,852
Chunghwa Telecom Co. Ltd., ADR	3,037	117,957
CTBC Financial Holding Co. Ltd.	46,000	54,753
Delta Electronics, Inc.	5,000	65,150
E Ink Holdings, Inc.	2,000	16,787
E.Sun Financial Holding Co. Ltd.	37,460	31,591
Evergreen Marine Corp. Taiwan Ltd.	2,800	17,368
Far Eastern New Century Corp.	28,000	26,522
Far EasTone Telecommunications Co. Ltd.(a)	9,000	24,133
First Financial Holding Co. Ltd.	17,510	14,776
Formosa Chemicals & Fibre Corp.	10,000	8,517
Formosa Plastics Corp.	10,000	10,986
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Taiwan–(continued)
Fubon Financial Holding Co. Ltd.	39,757	$111,367
Hon Hai Precision Industry Co. Ltd.	74,000	395,133
Hua Nan Financial Holdings Co. Ltd.	28,210	23,998
KGI Financial Holding Co. Ltd.	61,000	31,888
MediaTek, Inc.	2,000	86,614
Mega Financial Holding Co. Ltd.	11,750	13,818
Nan Ya Plastics Corp.	11,000	10,754
Novatek Microelectronics Corp.	1,000	15,715
Pegatron Corp.	13,000	37,824
President Chain Store Corp.	3,000	23,673
Quanta Computer, Inc.	5,000	39,641
Radiant Opto-Electronics Corp.	1,000	6,081
Shanghai Commercial & Savings Bank Ltd. (The)	7,000	8,991
SinoPac Financial Holdings Co. Ltd.	29,600	20,374
Synnex Technology International Corp.	3,000	6,448
Taiwan Cooperative Financial Holding Co. Ltd.	13,455	9,976
Taiwan High Speed Rail Corp.	12,000	9,969
Taiwan Mobile Co. Ltd.	16,000	53,716
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,220	1,301,970
TCC Group Holdings Co. Ltd.	11,000	10,632
Uni-President Enterprises Corp.	27,000	64,107
United Microelectronics Corp., ADR	5,855	33,842
Wan Hai Lines Ltd.	11,000	25,219
Wistron Corp.	4,000	13,127
WPG Holdings Ltd.	3,000	6,407
Yageo Corp.	1,194	19,378
Yang Ming Marine Transport Corp.	5,000	10,260
Yuanta Financial Holding Co. Ltd.	36,859	38,765
		3,071,632
Turkey–0.40%
Akbank T.A.S.	13,703	24,766
BIM Birlesik Magazalar A.S.	1,361	20,879
KOC Holding A.S.	2,648	12,553
Turk Hava Yollari AO(a)	2,114	18,663
Turkiye Garanti Bankasi A.S.	8,066	28,626
Turkiye Is Bankasi A.S., Class C	14,820	5,845
Turkiye Petrol Rafinerileri A.S.	2,770	10,898
Yapi ve Kredi Bankasi A.S.	13,338	11,413
		133,643
United Kingdom–6.08%
3i Group PLC	850	40,837
AngloGold Ashanti PLC	1,385	41,703
Associated British Foods PLC	515	12,084
AstraZeneca PLC	875	122,829
BAE Systems PLC	5,418	81,900
Barclays PLC	35,034	128,399
British American Tobacco PLC	2,089	82,883
Coca-Cola Europacific Partners PLC	129	10,133
Compass Group PLC	2,308	79,521
Haleon PLC	10,204	47,563
HSBC Holdings PLC	30,442	317,940
Imperial Brands PLC	2,308	77,843
Lloyds Banking Group PLC	149,734	115,125
London Stock Exchange Group PLC	194	28,869
National Grid PLC	2,430	29,479
NatWest Group PLC	23,397	124,745
Reckitt Benckiser Group PLC	340	22,484
Shares		Value
United Kingdom–(continued)
Rolls-Royce Holdings PLC(a)	16,472	$122,817
Shell PLC	3,863	126,840
SSE PLC	2,211	44,542
Standard Chartered PLC	4,373	58,815
Tesco PLC	9,937	45,734
Unilever PLC	2,988	171,144
Vodafone Group PLC	84,670	72,134
		2,006,363
United States–6.05%
Alcon AG	292	26,646
Atlassian Corp., Class A(a)	97	29,758
BP PLC	23,105	119,529
CRH PLC	972	96,172
Experian PLC	1,069	52,659
Ferguson Enterprises, Inc.	146	26,305
Ferrovial SE	486	20,744
GSK PLC	5,515	96,069
Holcim AG(a)	656	65,747
JBS S.A.	5,400	32,747
Novartis AG	4,859	508,624
Roche Holding AG	1,652	519,342
Sanofi S.A.	2,697	293,115
Stellantis N.V.	6,681	89,204
Swiss Re AG	121	18,473
		1,995,134
Vietnam–0.00%
Vietnam Dairy Products JSC	2	5
Total Common Stocks & Other Equity Interests (Cost $20,874,779)		25,194,694
Preferred Stocks–0.01%
Multinational–0.01%
Harambee Re Ltd., Pfd.(d)	3	643
Viribus Re Ltd., Pfd.(d)	29,303	1,872
Total Preferred Stocks (Cost $30,046)		2,515
Money Market Funds–19.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f)	2,259,539	2,259,539
Invesco Treasury Portfolio, Institutional Class, 4.29%(e)(f)	4,196,269	4,196,269
Total Money Market Funds (Cost $6,455,808)		6,455,808
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-95.91% (Cost $27,360,633)		31,653,017
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 4.35%(e)(f)(g)	21,297	21,297
Invesco Private Prime Fund, 4.48%(e)(f)(g)	55,794	55,811
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,108)		77,108
TOTAL INVESTMENTS IN SECURITIES—96.15% (Cost $27,437,741)		31,730,125
OTHER ASSETS LESS LIABILITIES–3.85%		1,272,016
NET ASSETS–100.00%		$33,002,141
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
PC	– Participation Certificate
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $487,114, which represented 1.48% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,261,715	$796,995	$(799,171)	$-	$-	$2,259,539	$25,424
Invesco Treasury Portfolio, Institutional Class	4,200,310	1,480,135	(1,484,176)	-	-	4,196,269	46,804
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	22,497	(1,200)	-	-	21,297	23*
Invesco Private Prime Fund	-	55,811	-	-	-	55,811	62*
Total	$6,462,025	$2,355,438	$(2,284,547)	$-	$-	$6,532,916	$72,313

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	37	March-2025	$2,554,665	$(66,221)	$(66,221)
Equity Risk
S&P/TSX 60 Index	12	March-2025	2,547,053	34,333	34,333
Total Futures Contracts				$(31,888)	$(31,888)

(a)	Futures contracts collateralized by $1,036,634 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.285	Monthly	1,048	April—2025	USD	2,380,731	$—	$43,282	$43,282
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.860	Monthly	1,102	February—2025	USD	2,467,642	—	81,273	81,273
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 1.110	Monthly	53	March—2025	USD	118,336	—	4,253	4,253
Total — Total Return Swap Agreements									$—	$128,808	$128,808

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$589,524	$—	$589,524
Belgium	—	154,697	—	154,697
Brazil	464,675	—	—	464,675
Chile	—	67,084	—	67,084
China	304,222	3,828,686	—	4,132,908
Colombia	16,491	—	—	16,491
Denmark	—	337,562	—	337,562
Finland	—	91,951	—	91,951
France	—	1,268,410	—	1,268,410
Germany	—	1,762,163	—	1,762,163
Greece	—	53,572	—	53,572
Hong Kong	—	348,642	—	348,642
Hungary	—	47,206	—	47,206
Indonesia	—	198,412	—	198,412
Italy	—	517,152	—	517,152
Japan	—	3,116,455	—	3,116,455
Luxembourg	—	30,160	—	30,160
Malaysia	—	258,534	—	258,534
Mexico	226,380	—	—	226,380
Multinational	—	—	2,515	2,515
Netherlands	—	735,273	—	735,273
Peru	35,521	—	—	35,521
Philippines	—	67,636	—	67,636
Poland	—	34,298	—	34,298
Russia	—	—	0	0
Singapore	266,355	172,658	—	439,013
South Africa	—	570,258	—	570,258
South Korea	—	335,070	—	335,070
Spain	—	740,740	—	740,740
Sweden	146,463	307,662	—	454,125
Switzerland	—	894,005	—	894,005
Taiwan	1,495,201	1,576,431	—	3,071,632
Turkey	—	133,643	—	133,643
United Kingdom	10,133	1,996,230	—	2,006,363
United States	62,505	1,932,629	—	1,995,134
Vietnam	—	5	—	5
Money Market Funds	6,455,808	77,108	—	6,532,916
Total Investments in Securities	9,483,754	22,243,856	2,515	31,730,125
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$34,333	$—	$—	$34,333
Swap Agreements	—	128,808	—	128,808
	34,333	128,808	—	163,141
Other Investments - Liabilities*
Futures Contracts	(66,221)	—	—	(66,221)
Total Other Investments	(31,888)	128,808	—	96,920
Total Investments	$9,451,866	$22,372,664	$2,515	$31,827,045

*	Unrealized appreciation (depreciation).
Invesco Advantage International Fund